Description of Business (Tables)	9 Months Ended
Sep. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Net Income
The following is a summary of net income for the three months ended September 30, 2015 on a disaggregated basis to show the respective amounts attributed to the periods prior and subsequent to our separation from Ventas:

	July 1, 2015 through August 17, 2015	August 18, 2015 through September 30, 2015	For the Three Months Ended September 30, 2015
	(In thousands)
Revenues:
Rental income, net	$40,770	$39,825	$80,595
Income from investments in direct financing lease and loans	450	505	955
Real estate services fee income	—	763	763
Interest and other income	—	4	4
Total revenues	41,220	41,097	82,317
Expenses:
Interest	37	4,053	4,090
Depreciation and amortization	14,052	17,450	31,502
General, administrative and professional fees	3,302	5,914	9,216
Merger-related expenses and deal costs	178	813	991
Other	147	11	158
Total expenses	17,716	28,241	45,957
Income before income taxes, real estate dispositions and noncontrolling interests	23,504	12,856	36,360
Income tax expense	(1,004)	(20)	(1,024)
Gain on real estate dispositions	—	856	856
Net income	22,500	13,692	36,192
Net income attributable to noncontrolling interests	8	18	26
Net income attributable to CCP	$22,492
Net income attributable to common stockholders		$13,674